Submission	Sep. 16, 2026
Submission [Line Items]
Central Index Key	0002134090
Registrant Name	Aggreko Inc.
Registration File Number	333-298526
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES